Summary of Goodwill (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Beginning Balance	[1]	$ 1,277,383	$ 1,288,090
Acquisitions of theatres		356	6,085
Other acquisitions			1,108
Foreign currency translation adjustments		(30,191)	(17,900)
Ending Balance	[1]	1,247,548	1,277,383
U.S. Operating Segment
Goodwill [Line Items]
Beginning Balance	[1]	1,156,556	1,150,471
Acquisitions of theatres			6,085
Ending Balance	[1]	1,156,556	1,156,556
International Operating Segment
Goodwill [Line Items]
Beginning Balance	[1]	120,827	137,619
Acquisitions of theatres		356
Other acquisitions			1,108
Foreign currency translation adjustments		(30,191)	(17,900)
Ending Balance	[1]	$ 90,992	$ 120,827

[1]	Balances are presented net of accumulated impairment losses of $214,031 for the U.S. operating segment and $27,622 for the international operating segment.